SCHEDULE OF FINANCE COSTS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Interest on bank borrowings	$ 305,133	$ 98,570	$ 123,841
Interest on other borrowings	261,449	2,330,010	2,330,008
Interest on lease liabilities	9,780	16,621	58,174
Total	$ 576,362	$ 2,445,201	$ 2,512,023